Invested assets and net new money (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Development Of Invested Assets [Line Items]
Total invested assets at the beginning of the year	$ 3,981,000	$ 4,614,000
Net new money	80,000	76,000
Market movements	428,000	(596,000)
Foreign currency translation	91,000	(74,000)
Other effects	1,134,000	(40,000)
of which: acquisitions / (divestments)	1,180,000	(19,000)
of which: Credit Suisse acquisition	1,205	0
Total invested assets at the end of the year	$ 5,714,000	$ 3,981,000